Supplementary Financial Statements Information (Details) - Schedule of other current liabilities - Other Current Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Statements Information (Details) - Schedule of other current liabilities [Line Items]
Employees and wage-related liabilities	$ 500	$ 396
Government departments and agencies payable		56
Payment received by customers in advance	73	260
Accrued expenses	1,802	4,174
Income tax payable	365
Advance income		92
Other tax payable	273
Advances from employee	990
Deposit	364
Due to insurance companies	142
Other	405	17
Ttotal liabilities	$ 4,914	$ 4,995